FINANCING AND LOANS (Tables)	12 Months Ended
Dec. 31, 2018
FINANCING AND LOANS.
Schedule of financing and loans receivables

	12/31/2018
	CHARGES		PRINCIPAL
	CURRENT			NON
	Average Rate	Value	CURRENT	CURRENT
ITAIPU	7.08	11,731	2,357,818	5,620,167
ELETROPAULO	10.00	—	—	1,491,811
CEPISA	6.60	193,731	857,669	996,771
CERON	7.21	9,861	98,461	515,564
ELETROACRE	7.43	—	194,401	275,127
BOA VISTA	6.72	220	99,076	198,404
CELPA	5.95	206	7,467	656,818
CEMAR	0.34	377	27,814	87,470
ENERGISA - TO	5.83	177	25,549	8,496
CEMIG	5.17	180	13,930	20,259
COPEL	5.04	113	10,226	12,276
COELCE	5.00	110	8,546	13,477
CELESC DISTRIB.	5.00	86	10,470	5,545
CEEE	5.00	92	3,827	12,158
ESCELSA	5.00	58	6,752	4,913
CESP	5.11	29	5,136	33
OTHERS		228,359	38,267	52,568
(-) ADA		(235,613)	(72,042)	—
		209,717	3,693,367	9,971,857

	12/31/2017
	CHARGES		PRINCIPAL
	CURRENT			NON
	Average Rate	Value	CURRENT	CURRENT
ITAIPU	7.10	21,101	1,888,426	6,790,064
CEMIG	5.17	262	16,357	33,171
CEEE	5.00	116	4,465	15,642
AES ELETROPAULO	10.00	340,493	10,561	—
ENERGISA - TO	6.31	359	30,047	31,742
CELPA	5.93	252	7,467	628,313
CEMAR	0.43	462	27,679	103,860
CESP	5.10	57	5,569	4,752
COELCE	5.00	149	9,265	20,591
COELBA	5.00	185	7,340	29,620
ESCELSA	5.00	97	8,316	11,144
CELESC DISTRIB.	5.00	180	17,577	14,959
OTHERS		206,751	137,347	111,034
(-) ADA		(205,676)	(63,244)	—
		364,788	2,107,172	7,794,892

Schedule of allowance for credit losses on financing receivables

Balance on December 31, 2015	241,047
(+) Complement	20,521
(-) Reversals	(3,230)
Balance on December 31, 2016	258,338
(+) Complement	36,024
(-) Reversals	(25,442)
Balance on December 31, 2017	268,920
(+) Complement	407,734
(-) Reversals	(369,000)
Balance on December 31, 2018	307,654